TRADE NOTES AND ACCOUNTS RECEIVABLE (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Trade Notes And Accounts Receivable
SCHEDULE OF TRADE NOTES AND ACCOUNTS RECEIVABLE

Trade notes and accounts receivable are summarized as follows:

	Thousands of Yen
	September 30, 2024	March 31, 2024
Trade notes	¥3,178	¥572
Accounts receivable	127,345	181,450
Less: allowance for credit losses	(233)	(214)
Trade notes and accounts receivable, net	¥130,290	¥181,808

Trade notes and accounts receivable are summarized as follows:

	Thousands of Yen
	March 31, 2024	March 31, 2023
Trade notes	¥572	¥5,671
Accounts receivable	181,450	132,265
Less: allowance for credit losses	(214)	-
Trade notes and accounts receivable, net	¥181,808	¥137,936